Description of the Company - Additional Information (Detail)	Sep. 30, 2021 Locations Hospitals States
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of owned and or operated imaging locations | Locations	200
Number of hospitals for which services has been provided | Hospitals	1,000
Number of states of health systems for which services has been provided | States	46